DREYFUS PREMIER STOCK FUNDS
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

August 3, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier Stock Funds (the "Fund") Registration Statement on Form N-1A (File No. 333-100610)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	each Prospectus and the SAI that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in the Fund's Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on July 27, 2007.

DREYFUS PREMIER STOCK FUNDS By: /s/ Jeff Prusnofsky Jeff Prusnofsky Vice President